Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
Note 9. Property and Equipment, Net
Property and equipment, net, consists of the following:

	December 31,
(Amounts in millions)	2022	2021
Leasehold improvements	$5,517	$5,959
Furniture	723	769
Equipment	447	473
Construction in progress	96	177
Finance lease assets	46	47
Property and equipment	6,829	7,425
Less: accumulated depreciation	(2,438)	(2,051)
Total property and equipment, net	$4,391	$5,374

Depreciation expense for the years ended December 31, 2022, 2021 and 2020 was $594 million, $666 million and $738 million, respectively.